OTHER EXPLANATORY INFORMATION	12 Months Ended
Dec. 31, 2017
OTHER EXPLANATORY INFORMATION
OTHER EXPLANATORY INFORMATION

Videotron Ltd. (the “Corporation”) is incorporated under the laws of Québec and is a wholly owned subsidiary of Quebecor Media Inc. (the parent corporation) and is a subsidiary of Quebecor Inc. (the ultimate parent corporation).  The Corporation’s head office and registered office is located at 612, rue Saint-Jacques, Montréal (Québec), Canada. The percentages of voting rights and equity in its major subsidiaries are as follows:

% equity and voting

Videotron Infrastructures Inc.	100.0%
Videotron US Inc.	100.0%
Fibrenoire Inc.	100.0%
4 Degrees Colocation Inc.	100.0%
SETTE Inc.	84.53%

The Corporation offers television distribution, Internet access, business solutions (including data centers), cable and mobile telephony and over-the-top video services in Canada and is engaged in the rental of movies and televisual products through its video-on-demand services.